Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have implemented processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. We assess risks arising from cybersecurity threats against our information systems that may result in adverse effects on our information systems or any information residing therein. We conduct periodic assessments to identify such cybersecurity threats.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our Company’s Board of Directors has oversight responsibility for the Company’s overall risk management, including cybersecurity risks, and has not delegated oversight authority for cybersecurity risks to any committee. Our management, led by our Chief Executive Officer and Chief Financial Officer, is responsible for assessing, identifying and managing material cybersecurity risks and threats to our Company and the prevention, mitigation and remediation of material cybersecurity incidents and risks. Our Chief Executive Officer, as the management representative, reports to the Board of Directors on an annual basis with respect to the status and updates of any material cybersecurity risks our Company may face and on disclosure concerning cybersecurity matters in our annual report on Form 20-F.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true